SECURED DEBENTURE (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of future minimum required payments

Period ending December 31,
2026	$202,078
2027	269,438
2025	73,872
$545,388